Segmented information	12 Months Ended
Mar. 25, 2017
Segment Reporting [Abstract]
Segmented information
15.	Segmented information:

The Company has two reportable segments Retail and Other. As of March 25, 2017, Retail operated 26 stores across Canada under the Birks brand, and 17 stores in the Southeastern U.S. under the Mayors brand, 1 store under the Rolex brand name in Orlando, as well as 2 retail locations in Calgary and Vancouver under the Brinkhaus brand. Other consists primarily of our e-commerce business, gold exchange business, which purchases gold and other precious metals from clients and refines the metals purchased, wholesale business and until August 2015 the corporate sales division which was sold.

The two segments are managed and evaluated separately based on gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.

Certain information relating to the Company’s segments for the years ended March 25, 2017, March 26, 2016, and March 28, 2015, respectively, is set forth below:

	Retail			Other			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(In thousands)
Sales to external customers	$283,807	$281,940	$293,146	$3,114	$3,886	$8,491	$286,921	$285,826	$301,637
Inter-segment sales	—	—	—	13,586	14,002	15,891	13,586	14,002	15,891
Unadjusted Gross profit	108,487	110,023	118,128	1,062	2,691	5,390	109,549	112,714	123,518

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 25, 2017, March 26, 2016, and March 28, 2015:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)

Unadjusted gross profit	$109,549	$112,714	$123,518
Inventory provisions	(1,250)	(2,084)	(3,151)
Other unallocated costs	(177)	(1,630)	(2,551)
Adjustment of intercompany profit	312	387	(11)

Gross profit	$108,434	$109,387	$117,805

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)

Geographic Areas
Net sales:
Canada	$116,436	$128,651	$143,384
United States	170,485	157,175	158,253

	$286,921	$285,826	$301,637

Long-lived assets:
Canada	$13,921	$18,610	$17,072
United States	9,259	11,302	11,957

	$23,180	$29,912	$29,029

Classes of Similar Products
Net sales:
Jewelry and other	$122,405	$127,220	$141,781
Timepieces	164,516	158,606	159,856

	$286,921	$285,826	$301,637